Other assets	6 Months Ended
Jun. 30, 2021
Other assets
Other assets

7.     Other assets

The other assets as of June 30, 2021 of €0.1 million (December 31, 2020: €1.3 million) are short-term in nature, do not bear interest and are not impaired. These assets mainly comprise a deferred prepayment of €0.1 million in respect of a research project where certain milestone payments are due.